COMMITMENTS AND CONTINGENCIES - Minimum Lease Payments under Non-Cancellable Leases (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 24,143
2016	19,618
2017	17,470
2018	16,832
2019	17,016
Over 2019	66,872
Total minimum lease payments	$ 161,951